ACCOUNTS PAYABLE, NON-CURRENT	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
ACCOUNTS PAYABLE, NON-CURRENT

NOTE 24 - ACCOUNTS PAYABLE, NON-CURRENT

	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$
Aircraft and engine maintenance	467,923	483,795
Provision for vacations and bonuses	15,357	14,725
Other sundry liabilities	376	312
Total accounts payable, non-current	483,656	498,832